UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          MARCH 31, 2009
                                                        ---------------

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):                -----------------------
                                                [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY
             --------------------------------------------------
Address:     3075 SANDERS ROAD, SUITE G4A
             --------------------------------------------------
             NORTHBROOK, IL.  60062-7127
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             --------------------------------------


Form 13F File Number:   28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PAUL SCHUTT
             --------------------------------------
Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
             --------------------------------------
Phone:       847-402-5169
             --------------------------------------

Signature, Place, and Date of Signing:

 /s/  PAUL SCHUTT                 NORTHBROOK,IL.                 05/13/09
 ----------------------------  -----------------       -----------------------
      [Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:        ONE
                                          ------------------------------------


Form 13F Information Table Entry Total:             39
                                          ------------------------------------

Form 13F Information Table Value Total:        221,601 (THOUSAND)
                                          ------------------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number            Name

1       028-10298                       ALLSTATE INVESTMENTS LLC
                                        ------------------------------------

                                 FORM 13F REPORT
NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY


                                  TITLE OF                   VALUE       SHARES/  SH/ PUT/  INVSTMT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                 CLASS          CUSIP     (x$1000)     PRN AMT  PRN CALL  DSCRETN MANAGERS   SOLE   SHARED   NONE
-----------------------           --------      ---------   --------     -------  --- ----  ------- ---------  ------ ------- ------
DOMINION RESOURCES, INC.            COMMON      25746U109      952.79      30,745.00  SH    DEFINED   1        X
3M COMPANY 0% 11/21/2032            DEBT        88579YAB7    7,884.49  10,223,000.00  PRN   DEFINED   1        X
ALLERGAN INC 1.500000% 04/01/2026   DEBT        018490AL6    5,720.00   5,500,000.00  PRN   DEFINED   1        X
ALZA CORP 0% 07/28/2020             DEBT        02261WAB5    8,738.13  10,250,000.00  PRN   DEFINED   1        X
AMGEN INC .375000% 02/01/2013       DEBT        031162AQ3    7,735.00   8,500,000.00  PRN   DEFINED   1        X
ARCHER DANIELS .875000% 02/15/2014  DEBT        039483AW2      928.75   1,000,000.00  PRN   DEFINED   1        X
BECKMAN COULTER INC 2.500000%
  12/15/2036                        DEBT        075811AD1      950.00   1,000,000.00  PRN   DEFINED   1        X
BEST BUY 2.250000% 01/15/2022       DEBT        086516AF8   10,807.50  11,000,000.00  PRN   DEFINED   1        X
CAMERON INTL CORP 2.500000%
  06/15/2026                        DEBT        13342BAB1   12,360.00  12,000,000.00  PRN   DEFINED   1        X
CARNIVAL CORP 2.000000% 04/15/2021  DEBT        143658AN2    8,302.50   9,000,000.00  PRN   DEFINED   1        X
CHESAPEAKE ENERGY CORP 2.250000%
  12/15/2038                        DEBT        165167CB1      772.50   1,500,000.00  PRN   DEFINED   1        X
CMS ENERGY CORP 2.875000%
  12/01/2024                        DEBT        125896AW0    1,565.63   1,500,000.00  PRN   DEFINED   1        X
COSTCO WHOLESALE CORP 0% 08/19/2017 DEBT        22160QAC6      336.40     320,000.00  PRN   DEFINED   1        X
DANAHER CORP 0% 01/22/2021          DEBT        235851AF9    9,046.63  10,550,000.00  PRN   DEFINED   1        X
DOMINION RESOURCES INC 2.125000%
  12/15/2023                        DEBT        25746UAT6    2,110.00   2,000,000.00  PRN   DEFINED   1        X
DST SYSTEMS INC 4.125000%
  08/15/2023                        DEBT        233326AB3    1,462.50   1,500,000.00  PRN   DEFINED   1        X
EMC CORP 1.750000% 12/01/2013       DEBT        268648AM4    2,294.19   2,350,000.00  PRN   DEFINED   1        X
FISHER SCIENTIFIC INTL 3.250000%
  03/01/2024                        DEBT        338032AX3    9,905.19   8,350,000.00  PRN   DEFINED   1        X
FLUOR CORP 1.500000% 02/15/2024     DEBT        343412AA0      223.78     175,000.00  PRN   DEFINED   1        X
HCC INSURANCE HOLDINGS 1.300000%
  04/01/2023                        DEBT        404132AB8   11,028.56   9,825,000.00  PRN   DEFINED   1        X
HENRY SCHEIN INC 3.000000%
  08/15/2034                        DEBT        806407AB8    1,060.00   1,000,000.00  PRN   DEFINED   1        X
HOLOGIC INC 2.000000% 12/15/2037    DEBT        436440AA9      682.50   1,000,000.00  PRN   DEFINED   1        X
INTEL CORP 2.950000% 12/15/2035     DEBT        458140AD2    4,971.50   6,100,000.00  PRN   DEFINED   1        X
INTL GAME TECHNOLOGY 2.600000%
  12/15/2036                        DEBT        459902AP7   15,911.72  16,425,000.00  PRN   DEFINED   1        X
LABORATORY CORP AMERICA HOLDINGS    DEBT        50540RAG7   10,515.63  12,500,000.00  PRN   DEFINED   1        X
LIBERTY MEDIA CORP 3.250000%
  03/15/2031                        DEBT        530715AR2      362.50   1,000,000.00  PRN   DEFINED   1        X
LIBERTY MEDIA LLC 3.12500%
  03/30/2023                        DEBT        530718AF2    1,164.38   1,500,000.00  PRN   DEFINED   1        X
MEDTRONIC INC 1.625000% 04/15/2013  DEBT        585055AM8    7,511.88   8,500,000.00  PRN   DEFINED   1        X
MYLAN LABORATORIES INC 1.250000%
  03/15/2012                        DEBT        628530AG2      856.25   1,000,000.00  PRN   DEFINED   1        X
NABORS INDUSTRIES INC .940000%
  05/15/2011                        DEBT        629568AP1    7,965.00   9,000,000.00  PRN   DEFINED   1        X
OMNICOM GROUP INC 0% 07/01/2038     DEBT        681919AT3    8,811.25   9,500,000.00  PRN   DEFINED   1        X
RAYONIER TRS HOLDINGS IN 3.750000%
  10/15/2012                        DEBT        75508AAB2    3,610.00   4,000,000.00  PRN   DEFINED   1        X
SCHLUMBERGER LIMITED 2.125000%
  06/01/2023                        DEBT        806857AD0      249.00     200,000.00  PRN   DEFINED   1        X
TEVA PHARMACEUT FIN BV 1.750000%
  02/01/2026                        DEBT        88165FAA0    8,029.00   7,400,000.00  PRN   DEFINED   1        X
TEVA PHARMACEUT FIN LLC .250000%
  02/01/2024                        DEBT        88164RAB3    3,537.00   2,700,000.00  PRN   DEFINED   1        X
TJX COMPANIES INC 0% 02/13/2021     DEBT        872540AL3    9,185.75  10,150,000.00  PRN   DEFINED   1        X
TRANSOCEAN INC 1.500000% 12/15/2037 DEBT        893830AV1   11,147.50  13,000,000.00  PRN   DEFINED   1        X
US BANCORP 1.231250% 12/11/2035     DEBT        902973AM8    8,407.50   9,500,000.00  PRN   DEFINED   1        X
WYETH 2.390000% 01/15/2024          DEBT        983024AD2   14,497.80  14,600,000.00  PRN   DEFINED   1        X

------------------------------------------------------------------------------------
"STOCK"                                                 1        953         30,745
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DEBT                                                   38    220,648    235,618,000
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REPORT TOTALS                                          39    221,601    235,648,745
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